Unaudited Condensed Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Sep. 30, 2018 USD ($)	Sep. 30, 2018 CNY (¥)	Mar. 31, 2018 CNY (¥)
Current assets
Cash and cash equivalents	$ 671,410	¥ 4,611,250	¥ 4,250,610
Accounts receivable, less allowance for doubtful accounts (March 31, 2018: RMB58,227; September 30, 2018: RMB70,817 (US$10,312))	15,244	104,709	107,818
Inventories	4,738	32,538	27,718
Prepaid expenses and other receivables	3,725	25,582	22,276
Total current assets	695,117	4,774,079	4,408,422
Property, plant and equipment, net	79,128	543,451	552,960
Non-current deposits	37,341	256,457	233,115
Non-current accounts receivable, less allowance for doubtful accounts (March 31, 2018: RMB69,713; September 30, 2018: RMB70,682 (US$10,291))	14,240	97,798	101,809
Inventories	10,778	74,021	71,758
Intangible assets, net	14,525	99,755	102,065
Investment in equity securities	18,415	126,477	153,882
Other investment	27,538	189,129	189,129
Deferred tax assets	5,302	36,413	31,295
Total assets	902,384	6,197,580	5,844,435
Current liabilities
Accounts payable	3,142	21,582	11,372
Accrued expenses and other payables	12,184	83,684	73,023
Deferred revenue	56,487	387,951	366,373
Income tax payable	2,693	18,494	17,407
Total current liabilities	74,506	511,711	468,175
Non-current deferred revenue	290,808	1,997,270	1,874,014
Other non-current liabilities	56,337	386,920	362,876
Deferred tax liabilities	2,934	20,148	20,628
Total liabilities	424,585	2,916,049	2,725,693
Shareholders' equity of Global Cord Blood Corporation
Ordinary shares - US$0.0001 par value, 250,000,000 shares authorized, 120,961,641 and 120,824,742 shares issued and outstanding as of March 31, 2018 and 121,687,974 and 121,551,075 shares issued and outstanding as of September 30, 2018	12	83	83
Additional paid-in capital	305,996	2,101,582	2,053,866
Treasury stock, at cost (March 31 and September 30, 2018: 136,899 shares, respectively)	(410)	(2,815)	(2,815)
Accumulated other comprehensive losses	(11,575)	(79,493)	(54,654)
Retained earnings	182,695	1,254,755	1,116,873
Total equity attributable to Global Cord Blood Corporation	476,718	3,274,112	3,113,353
Non-controlling interests	1,081	7,419	5,389
Total equity	477,799	3,281,531	3,118,742
Total liabilities and equity	$ 902,384	¥ 6,197,580	¥ 5,844,435